Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 68,469	$ 44,162
Due to related party, consolidated variable interest entities and VIE's subsidiaries without recourse	10	45
Deferred revenue and income, current portion of consolidated variable interest entities and VIE's subsidiaries without recourse	27,738	22,923
Income tax payable, consolidated variable interest entities and VIE's subsidiaries without recourse	3,128	2,253
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	132,901	104,114
Deferred revenue, non-current portion of consolidated variable interest entities and VIE's subsidiaries without recourse	$ 2,934	$ 3,539
Common stock, par value	$ 0.00025	$ 0.00025
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	368,877,209	368,877,209
Common stock, shares outstanding	333,643,560	330,545,000
Treasury stock, shares	35,233,649	38,332,209